Equity (Details) - USD ($)											3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 30, 2025	Oct. 25, 2025	Oct. 21, 2025	Oct. 15, 2025	Sep. 30, 2025	Aug. 13, 2025	Jul. 30, 2025	Jun. 12, 2025	May 20, 2025	Mar. 13, 2025	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2024	Sep. 03, 2025	Aug. 27, 2025	Aug. 20, 2025	Aug. 14, 2025	Jun. 15, 2025	May 23, 2025	May 09, 2025	Apr. 17, 2025
Share capital issued price					$ 35,114,000						$ 35,114,000	$ 35,114,000	$ 13,177,841,000
Capital reserve value					7,299,425,000						7,299,425,000	7,299,425,000	180,586,000
Share premium amount																		$ 193,572,000	$ 1,800,000,000	$ 193,432,000
Contribution of shares (in Shares)																			572,981,486
Merger share percentage																			51.20%
Share capital					35,114,000						35,114,000	35,114,000	13,177,841,000						$ 4,000,000,000
Transaction shares (in Dollars per share)																			$ 0.18
Contribution of shares (in Shares)																			522,224,559
Approved shares value					511,482,000			$ 192,000			511,482,000	511,482,000	651,178,000
Net profits rate						400.00%
Approved value						$ 600,000,000
Repurchased shares (in Shares)						23,211,318
Repurchased value						$ 362,500,000
Dividends paid per common share (in Dollars per share)										$ 6.3
Dividend payables																					$ 1,500,000,000
Allocated to non-controlling shareholders.					88,400,000					$ 264,100,000
Distributed dividends					500,000,000		$ 2.1
Distribution of proposed dividends											420,500,000
Dividend payables					165,000						165,000	$ 165,000	$ 358,621,000	$ 90,000,000	$ 120,000,000	$ 150,000,000	$ 60,500,000
Dividends received	$ 200,000,000
Material non-controlling interest, percentage												17.70%	17.60%
Non-controlling interest voting rights, percentage												82.30%	82.40%
Non-controlling interest					791,826,000						791,826,000	$ 791,826,000	$ 1,039,899,000
Accumulated non-controlling interest					710,146,000						710,146,000	710,146,000	880,810,000
JBS USA [Member]
Non-controlling interest					176,621,000						176,621,000	176,621,000	$ 151,553,000,000
Interim Dividends [Member]
Distribution of proposed dividends		$ 50,000,000	$ 75,000,000	$ 75,000,000
Class A Common Chares [Member]
Share capital issued price					814,216,001						814,216,001	814,216,001
Repurchase of shares (in Shares)								19,669,712
Class B Common Shares [Member]
Share capital issued price					$ 294,842,184						$ 294,842,184	$ 294,842,184
Cancellation shares (in Shares)									3,468,538
Share Capital [Member]
Number of common shares (in Shares)																			572,981,486